Mar. 01, 2016

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Deutsche Large Cap Value Fund

The following changes are effective for the fund on or about October 3, 2016:

The following information replaces similar disclosure contained under the "PRINCIPAL INVESTMENT STRATEGY" section within the summary section of the fund's prospectus.

Main investments. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities of large US companies that are similar in size to the companies in the Russell 1000® Value Index and that portfolio management believes are undervalued. While the market capitalization range of the Russell 1000® Value Index changes throughout the year, as of June 30, 2016, the market capitalization range of the Russell 1000® Value Index was between approximately $1.48 billion and $515.59 billion. The companies are selected using the Cash Return on Capital Invested (CROCI®) strategy as one factor. Portfolio management will select stocks from among companies in the S&P 500 Index (excluding companies from the financial sector) which are under CROCI® coverage at any given time (as of December 2015, approximately 302 companies that are part of the S&P 500 Index were under CROCI® coverage). Initially, approximately 40 companies will be identified from the selection universe. The companies are selected on the basis of an economic valuation using the CROCI® methodology, among other criteria. In addition, portfolio management will apply liquidity and trading controls that seek to reduce portfolio turnover and transaction costs. The fund's portfolio will be rebalanced periodically.

Management process. Portfolio management will select stocks of companies that offer economic value, utilizing the CROCI® strategy as one factor, among other factors. Under the CROCI® strategy, economic value is measured using various metrics such as the CROCI® Economic Price Earnings Ratio. The CROCI® Economic Price Earnings Ratio is a proprietary measure of company valuation using the same relationship between valuation and return as an accounting P/E ratio (i.e., price/book value divided by return on equity). The CROCI® Economic Price Earnings Ratio and other CROCI® metrics may be adjusted from time to time. The CROCI® strategy may apply other measures of company valuation, as determined by the CROCI® Investment Strategy and Valuation Group. Portfolio management may use criteria other than the CROCI® strategy in selecting investments. At times, the number of stocks held in the fund may be higher or lower than 40 stocks at the discretion of portfolio management or as a result of corporate actions, mergers or other events.

The fund is rebalanced periodically in accordance with the CROCI® strategy's rules (re-selecting the approximately 40 stocks that make up the fund). During the selection process, certain portfolio selection buffers are applied in an attempt to reduce portfolio turnover. Portfolio management will take additional measures to attempt to reduce portfolio turnover, market impact and transaction costs in connection with implementation of the strategy, by applying liquidity and trading controls and managing the portfolio with tax efficiency in mind.

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "Fund Details" section of the fund's prospectus:

CROCI® risk. The fund will be managed using the CROCI® Investment Process which is based on portfolio management's belief that, over time, stocks which display more favorable financial metrics (for example, the CROCI®Economic P/E ratio) as generated by this process may outperform stocks which display less favorable metrics. This premise may not prove to be correct and prospective investors should evaluate this assumption prior to investing in the fund.

The calculation of financial metrics used by the fund (such as, among others, the CROCI® Economic P/E ratio) are determined by the CROCI®Investment Strategy and Valuation Group using publicly available information. This publicly available information is adjusted based on assumptions made by the CROCI® Investment Strategy and Valuation Group that, subsequently, may prove not to have been correct. As financial metrics are calculated using historical information, there can be no guarantee of the future performance of the CROCI® strategy.

All disclosure and references in the fund's prospectus to "Foreign investment risk" and "Active trading risk" are hereby deleted.

The following disclosure is added under the "AVERAGE ANNUAL TOTAL RETURNS" sub-heading of the "PAST PERFORMANCE" section of the fund's prospectus.

Effective on or about October 3, 2016, the Standard & Poor's (S&P) 500 Index replaces the Russell 1000® Value Index as the comparative broad-based securities market index because the Advisor believes that the Standard & Poor's (S&P) 500 Index more closely reflects the fund's overall investments.